5. CAPITALIZED PRODUCTION COSTS, ACCOUNTS RECEIVABLES AND OTHER CURRENT ASSETS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenues	$ 2,694,096	$ 4,000	$ 3,226,962	$ 4,157
Capitalized production costs	2,626,461		2,626,461		$ 4,654,013	$ 15,170,768
Impairment of deferred capitalized production costs						648,525
Revenue from foreign sales						2,929,518
Amortized capitalized production costs	1,620,635		2,049,913
Fair value of the capitalized production			2,000,000
Motion picture capital	235,000		235,000		215,000
Ending balance			43,760,652	$ 2,140,017	4,189,930
Net of accumulated amortization	251,444		251,444		249,083
Allowance for doubtful accounts	235,000		235,000
Accounts receivable related to entertainment	1,951,827		1,951,827
Other current assets	511,920		511,920		2,665,781	2,827,131
Tax incentives	$ 0		$ 0		2,060,883
Receivables and other current assets					6,334,427	2,827,131
Digital Member
Distribution fees percentage			50.00%	50.00%
Accounts Receivables
Ending balance			$ 4,038,871		3,668,646
Web Series
Revenues						2,929,518
Deferred production costs					2,439	1,642,120
Motion Picture
Revenues					9,367,222	101,555
Capitalized production costs					4,189,930	$ 14,893,329
Impairment of deferred capitalized production costs					$ 2,000,000